Cover	Dec. 31, 2026	Apr. 24, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date		Apr. 24, 2026
Entity Registrant Name		WHEELS UP EXPERIENCE INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39541
Entity Tax Identification Number		98-1617611
Entity Address, Address Line One		2135 American Way
Entity Address, City or Town		Chamblee
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30341
City Area Code		212
Local Phone Number		257-5252
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A common stock, $0.0001 par value per share
Trading Symbol		UP
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001819516
Amendment Flag		false
Current Fiscal Year End Date	--12-31
Document Information [Line Items]
Current Fiscal Year End Date	--12-31
Document Period End Date		Apr. 24, 2026